Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	BROOKFIELD REAL ESTATE INCOME TRUST INC.
Document Period End Date	Sep. 29, 2026
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56428
Entity Tax Identification Number	82-2365593
City Area Code	212
Local Phone Number	417-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001713407
Entity Address, Address Line One	225 Liberty Street, 8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281